Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Lease

Note 8 — Lease

As of December 31, 2025, the Company had one office space lease agreement with one unrelated third party under non-cancellable operating lease, with 2 year term which executed in 2025. During the year ended December 31, 2025, the Company recognized right-of-use assets and lease liabilities at commencement of a lease arrangement of $167,502. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income. The corporate office lease also requires the Company to pay property management expenses which are included in the general and administrative expenses on the condensed consolidated statements of income and comprehensive income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The following table represents the operating lease right-of-use assets and lease liabilities as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Leases
Assets:
Operating lease right-of-use assets, net	132,606	—

Liabilities:
Current
Lease liabilities	$80,412	$—
Non-current
Lease liabilities	53,350	—
Total lease liabilities	$133,762	$—

Operating lease expense include ROU amortization and short-term rental charges, which were $34,841, $246,000 for the year ended December 31, 2025, and $0 and $265,134 for the year ended December 31, 2024. The difference between lease assets and lease liabilities is due to the two monthly rent-free granted by the landlord, which was written in the lease agreement.

The following table represents the maturity of lease liabilities, by lease classification, as of December 31, 2025.

Total
2026	$85,168
2027	54,198
Total operating lease payments	139,366
Less: imputed interest	(5,604)
Present value of operating lease liabilities	$133,762

Other lease information is as follow:

Weighted-average remaining lease term (years):	December 31, 2025
Operating leases – office space	1.58 years

Weighted-average discount rate:
Operating leases	4.8%

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the periods presented.

	December 31, 2025	December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$36,132	$—